FORM 13F

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                              FORM 13F COVER PAGE

Report for the Quarter Ended: December 31, 2009

Check here if Amendment [ ]; Amendment Number: ___
      This Amendment (Check only one.): [ ] is a restatement.
                                        [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:       Sadoff Investment Management LLC
Address:    250 W. Coventry Court, Suite 109
            Milwaukee, WI 53217

Form 13F File No:   028-5778

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Bryan Sadoff
Title:            Member/Chief Compliance Officer
Phone:            (414) 352-8460

Signature, Place, and Date of Signing:

/s/ Bryan Sadoff       Milwaukee, Wisconsin     01/12/10
-------------------    --------------------     --------
    (Signature)            (City/State)          (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            61

Form 13F Information Table Value Total:   $   279,539
                                          -----------
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                        SADOFF INVESTMENT MANAGEMENT LLC
                                    FORM 13F
                                    31-Dec-09

             COLUMN 1                COLUMN 2    COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
--------------------------------- ----------- ------------ --------- -------------------- ---------- -------- ----------------------
                                                                                                                 VOTING AUTHORITY
                                    TITLE OF                 VALUE   SHRS OR  SH/   PUT/  INVESTMENT  OTHER   ----------------------
          NAME OF ISSUER             CLASS        CUSIP     (x$1000) PRN AMT  PRN   CALL  DISCRETION MANAGERS  SOLE    SHARED OTHER
--------------------------------- ----------- ------------ --------- -------------------- ---------- -------- ----------------------
ANALOG DEVICES                      COM         032654105     7,206  228,180   SH          Sole               228,180
CISCO SYSTEMS INC                   COM         17275R102       207    8,626   SH          Sole                 8,626
CONAGRA                             COM         205887102    11,246  487,880   SH          Sole               487,880
EMC                                 COM         268648102    12,959  741,786   SH          Sole               741,786
EXXON MOBIL                         COM         30231G102       311    4,560   SH          Sole                 4,560
GENERAL ELECTRIC                    COM         369604103       175   11,581   SH          Sole                11,581
GOLDMAN SACHS                       COM         38141G104     9,469   56,080   SH          Sole                56,080
H J HEINZ                           COM         423074103    14,356  335,746   SH          Sole               335,746
HEALTHSOUTH                         COM         421924309    11,781  627,650   SH          Sole               627,650
INTEL                               COM         458140100    15,833  776,104   SH          Sole               776,104
INVESCO                             COM         G491BT108    11,224  477,800   SH          Sole               477,800
J.P. MORGAN CHASE                   COM         46625H100    13,927  334,231   SH          Sole               334,231
JDS UNIPHASE                        COM         46612J507     7,273  881,525   SH          Sole               881,525
JOHNSON & JOHNSON                   COM         478160104       423    6,562   SH          Sole                 6,562
MCCORMICK                           COM         579780206     9,514  263,314   SH          Sole               263,314
MORGAN STANLEY                      COM         617446448     6,446  217,780   SH          Sole               217,780
MYLAN LABS                          COM         628530107    13,413  727,800   SH          Sole               727,800
NETAPP                              COM         64110D104    16,426  478,050   SH          Sole               478,050
PEPSICO                             COM         713448108       267    4,391   SH          Sole                 4,391
PFIZER                              COM         717081103       208   11,445   SH          Sole                11,445
PROCTER & GAMBLE                    COM         742718109       237    3,910   SH          Sole                 3,910
TD AMERITRADE                       COM         87236Y108    13,458  694,435   SH          Sole               694,435
TELLABS                             COM         879664100     5,423  954,700   SH          Sole               954,700
TEXAS INSTRUMENTS                   COM         882508104    10,296  395,070   SH          Sole               395,070
TRAVELERS                           COM         89417E109    13,019  261,105   SH          Sole               261,105
UNIVERSAL HEALTH                    COM         913903100     9,723  318,800   SH          Sole               318,800
VALEANT PHARMACEUTICAL              COM         91911X104    12,100  380,620   SH          Sole               380,620
WATSON PHARMACEUTICAL               COM         942683103    14,798  373,604   SH          Sole               373,604
XILINX                              COM         983919101    15,212  607,030   SH          Sole               607,030
DOMINION RESOURCES                  COM         25746U109       209    5,377   SH          Sole                 5,377
MS INSURED MUNI INCOME              COM         61745P791       277   19,750   SH          Sole                19,750
NUVEEN INSD DIVID ADVANTAGE MU      COM         67071L106       621   43,450   SH          Sole                43,450
NUVEEN INSURED MUNI OPPORTUNIT      COM         670984103       265   19,746   SH          Sole                19,746
NUVEEN INSURED PREMIUM MUNI         COM         6706D8104       654   53,059   SH          Sole                53,059
PROGRESS ENERGY                     COM         743263105       694   16,912   SH          Sole                16,912
SOUTHERN COMPANY                    COM         842587107       500   15,000   SH          Sole                15,000
WISCONSIN ENERGY                    COM         976657106       291    5,845   SH          Sole                 5,845
AMERICAN CENTURY VISTA INV          COM         025083841       135   10,000   SH          Sole                10,000
DODGE & COX BALANCED FD             COM         256201104       613    9,580   SH          Sole                 9,580
FIDELITY ADV TOTAL BOND CL I        COM         31617K832       121   11,564   SH          Sole                11,564
FIRST AMERICAN CORE BD FD CL Y      COM         318530821       362   33,000   SH          Sole                33,000
FIRST AMERICAN INTER BD FD CL       COM         318530813       187   18,550   SH          Sole                18,550
PIMCO TOTAL RETURN INSTL            COM         693390700       463   42,900   SH          Sole                42,900
RUSSELL U.S. CORE EQUITY I          COM         782493100       488   20,000   SH          Sole                20,000
RUSSELL U.S. QUANTITATIVE EQUI      COM         782493811       336   13,000   SH          Sole                13,000
SCHWAB MARKET TRACK ALL EQUITY      COM         808509814       164   15,694   SH          Sole                15,694
VANGUARD FLORIDA L/T T/E ADMIR      COM         922033204       268   23,600   SH          Sole                23,600
VANGUARD INTER TERM BD INDEX        COM         921937306       203   18,981   SH          Sole                18,981
VANGUARD INTER TERM T/E FUND        COM         922907209       172   12,801   SH          Sole                12,801
VANGUARD LONG TERM TREASURY FD      COM         922031505       356   32,644   SH          Sole                32,644
VANGUARD SHORT-TERM FEDERAL FD      COM         922031604       966   90,000   SH          Sole                90,000
ISHARES ETF 1-3 YEAR TREASURY       COM         464287457     2,647   31,908   SH          Sole                31,908
ISHARES ETF 20+ YR TREASURY BO      COM         464287432     1,270   14,126   SH          Sole                14,126
ISHARES ETF 7-10 YR TREASURY B      COM         464287440     3,002   33,880   SH          Sole                33,880
ISHARES ETF S&P NATIONAL MUNI       COM         464288414     2,322   22,600   SH          Sole                22,600
SPIDER ETF FINANCIAL                COM         81369Y605       455   31,579   SH          Sole                31,579
SPIDER ETF MUNI BOND                COM         78464A458       665   29,300   SH          Sole                29,300
SPIDER ETF S&P 500                  COM         78462F103     1,147   10,290   SH          Sole                10,290
SPIDER ETF SHORT-TERM MUNI          COM         78464A425     1,974   82,200   SH          Sole                82,200
SPIDER ETF TECH                     COM         81369Y803       477   20,800   SH          Sole                20,800
TEVA PHARMA                         COM         881624209       305    5,432   SH          Sole                 5,432